Operating Segments and Geographic Information - Reconciliations of Other Segment Measures to Consolidated Totals (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	$ 3,806,803	$ 3,290,602	$ 3,232,202
Cash and cash equivalents	848,116	216,751	741,162	$ 613,304
Goodwill	1,385,995	1,385,115	943,374
Intangible assets, less accumulated amortization	560,082	655,871	461,292
Deferred income taxes	33,706	34,295	60,652
Income tax receivable	0	3,787	4,953
Total acquisition of property, plant and equipment	53,974	54,969	45,459
Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	913,998	934,280	960,782
Total acquisition of property, plant and equipment	53,582	53,572	42,442
Corporate assets [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total assets	64,906	60,503	59,987
Total acquisition of property, plant and equipment	$ 392	$ 1,397	$ 3,017